Ordinary dividends (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Ordinary Dividends
Amounts recognised as distributions to equity holders in the year:

	2020	2019	2018	2020	2019	2018
Per share	Pence per share			£m	£m	£m
2019 Final dividend	–	37.30p	37.30p	–	466.4	464.6
2020 Interim dividend	10.00p	22.70p	22.70p	122.0	284.1	282.8
	10.00p	60.00p	60.00p	122.0	750.5	747.4

Summary of Proposed Final Dividend	Proposed final dividend for the year ended 31 December 2020:

	2020	2019	2018
Per share	Pence per share
Final dividend	14.00p	–	37.3p